Provisions (Tables)	12 Months Ended
Jun. 30, 2025
Provisions [Abstract]
Provisions
	2025 $’000	2024 $’000
Employee benefits	6,092	5,963
Mine closure and rehabilitation	29,474	25,309
Total provisions	35,566	31,272
Comprising:
Current	6,092	5,963
Non-current	29,474	25,309

Movement in Provisions
The movement in provisions during the year is as follows:

Year ended 30 June 2025	Employee benefits $’000	Mine closure and rehabilitation $’000	Total $’000
At the beginning of the financial year	5,963	25,309	31,272
Amounts capitalised for changes in underlying costs and estimates	–	3,246	3,246
Amounts capitalised for changes in discount rate	–	–	–
Amounts capitalised on translation of mine closure and rehabilitation provision	–	510	510
Charged/(credited) to the Consolidated Statement of Profit or Loss:
Changes in underlying costs and estimates	5,762	–	5,762
Foreign exchange rate differences	–	–	–
Released during the year	(5,731)	–	(5,731)
Unwinding of discount rate	–	409	409
Transfers and other movements	98	–	98
At the end of the financial year	6,092	29,474	35,566